Fees Summary	Mar. 12, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,020,000.00.
Narrative - Max Aggregate Offering Price	$ 1,020,000
Final Prospectus	true